Contract Balances, Performance Obligations and Contract Costs (Details) $ in Millions	Jul. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, Amount	$ 371.9
Remaining performance obligation, Percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, Period (Month)	24 months